Convertible Notes (Details)							1 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) $ / shares shares	Oct. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 31, 2020 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Aug. 31, 2020 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 22, 2024 shares	Aug. 31, 2024 $ / shares shares	Jul. 01, 2024 $ / shares shares	May 14, 2024 shares	Apr. 01, 2024 shares	Feb. 29, 2024 shares
Convertible Notes [Line Items]
Shares authorized (in Shares) | shares																70,000,000		10,000,000	3,000,000					70,000,000
Number of votes, per share			four
Preferred stock, authorized (in Shares) | shares																5,000,000		5,000,000
Aggregate fair value of convertible notes																$ 18,482,353		$ 36,283,891
Aggregate net cash proceeds																	$ 6,165,000	5,590,000	$ 10,740,000
Aggregate principal		$ 6,803,370
Cash proceeds																$ 0	1,200,000	$ 2,950,000	4,675,000
Maturity date									Aug. 29, 2026
Conversion price per share (in Dollars per share) | $ / shares																$ 1.25		$ 1.25
Accrued interest																		$ 6,630,870
Price per share (in Dollars per share) | $ / shares																		$ 157.89
Percentage of payment received in original subscription amount																150.00%		150.00%
Convertible note subscriptions																$ 14,283,752		$ 1,452,562
Convertible notes																			$ 8,041,000
Converted price percentage																80.00%		80.00%
Warrant liability																		$ 1,512,692
Percentage of exercise price of warrants																125.00%		125.00%
Price per bottle (in Dollars per share) | $ / shares																$ 10		$ 10
Number of bottles sold																16,922		4,680
Retail shelf value																$ 1,439,072		$ 465,274
Stock price per share (in Dollars per share) | $ / shares							$ 5									$ 5					$ 5	$ 6
Aggregate Fair Value																$ 14,283,752		$ 1,452,562
Related warrants (in Shares) | shares																12,500		755,919				66,549
Warrants exercise price per share (in Dollars per share) | $ / shares							$ 6									$ 4		$ 7.5
Common stock shares issued (in Shares) | shares																441,914		381,484	381,555
Warrant purchase shares (in Shares) | shares							6											546,927		250,000					1,203,783
Common stock par value																$ 72		$ 67	$ 67
Royalties amount																		46,800
2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate net cash proceeds													$ 260,000			10,900,000		10,900,000	10,740,000
Aggregate principal												$ 135,000	$ 351,000			$ 14,815,523		$ 14,815,523	14,599,523
Cash proceeds																			$ 4,675,000
Convertible notes issued (in Shares) | shares													1
Maturity date																Jul. 31, 2024		Jul. 31, 2024
Conversion price per share (in Dollars per share) | $ / shares																$ 157.89		$ 157.89
Non-adjustable rate (in Dollars per share) | $ / shares																$ 6		$ 6
Convertible notes																$ 9,356,815		$ 18,801,206
2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate net cash proceeds														$ 5,330,000		5,330,000
Aggregate principal														7,230,500		7,230,500
Convertible notes																$ 9,125,538		17,482,685
Exchange of 2022 and 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes				$ 30,344,094						$ 33,849,109	$ 30,344,094						30,344,094	$ 8,678,433
Conversion price per share (in Dollars per share) | $ / shares																$ 13.16		$ 13.16
Aggregate shares (in Shares) | shares										3,312,148
Accrued interest																	24,795,755
Price per share (in Dollars per share) | $ / shares																$ 5
Convertible Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																$ 14,283,752		$ 1,452,568
Aggregate net cash proceeds																$ 6,630,870		$ 2,975,000
Maturity date											Aug. 29, 2026
Aggregate shares (in Shares) | shares																755,919		595,000
Convertible notes				5,000,000					$ 10,000,000		$ 5,000,000						$ 5,000,000	$ 10,000,000
Converted price percentage											12.50%
Outstanding principal																$ 8,526,245		$ 2,975,000
Number of trading days																20		20
Outstanding amount																		$ 26,797,284
Exchange of Whiskey Notes [Member]
Convertible Notes [Line Items]
Accrued interest	$ 6,630,870
Outstanding aggregate fair value	23,311,063
Principal amount including accrued interest	$ 8,678,433
2020 Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Aggregate net cash proceeds															$ 1,120,000
Maturity date															Dec. 31, 2021
Conversion price per share (in Dollars per share) | $ / shares					$ 75	$ 143.2									$ 143.2
Accrued interest					$ 49,425
Convertible note subscriptions					$ 450,000
Converted price percentage						20.00%
Subsidiaries debt						$ 5,000,000									$ 5,000,000
Prepaid Warrants [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																$ 2,425,284		$ 4,618,876
Aggregate shares (in Shares) | shares																507,394	507,394	507,394
Prepaid Warrants [Member] | Exchange of 2022 and 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes				3,505,015							$ 3,505,015						$ 3,505,015
Accrued interest				1,714,574													1,714,574
Warrant [Member]
Convertible Notes [Line Items]
Warrant liability																$ 18,658		$ 1,512,692
Stock price per share (in Dollars per share) | $ / shares																$ 5
Related warrants (in Shares) | shares							29,705											908,334	8,166		13,333
Warrants exercise price per share (in Dollars per share) | $ / shares	$ 0.001						$ 6									$ 6
Warrant purchase shares (in Shares) | shares	546,927						44,333									510,315		546,927
Warrant [Member] | Convertible Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																		$ 1,452,562
Whiskey Notes [Member]
Convertible Notes [Line Items]
Related warrants (in Shares) | shares	755,919	884,116
Warrants exercise price per share (in Dollars per share) | $ / shares	$ 5	$ 7.5
Minimum [Member]
Convertible Notes [Line Items]
Authorized capital shares (in Shares) | shares			3,000,000
Maximum [Member]
Convertible Notes [Line Items]
Authorized capital shares (in Shares) | shares			10,000,000
Common Stock [Member]
Convertible Notes [Line Items]
Shares authorized (in Shares) | shares			9,500,000
Price per share (in Dollars per share) | $ / shares									$ 7.5							$ 13.16
Stock price per share (in Dollars per share) | $ / shares																$ 5
Common stock shares issued (in Shares) | shares																441,914		381,484
Common Stock [Member] | Warrant [Member]
Convertible Notes [Line Items]
Stock price per share (in Dollars per share) | $ / shares																$ 4
Warrants exercise price per share (in Dollars per share) | $ / shares																$ 0.001
Founders Common Stock [Member]
Convertible Notes [Line Items]
Shares authorized (in Shares) | shares			500,000
Preferred Stock [Member]
Convertible Notes [Line Items]
Authorized capital shares (in Shares) | shares								75,000,000
Preferred stock, authorized (in Shares) | shares								5,000,000															75,000,000
Post Split [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																		$ 36,283,891
Price per share (in Dollars per share) | $ / shares									13.16
Stock price per share (in Dollars per share) | $ / shares									13.16
Flavored Bourbon, LLC [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Convertible note subscriptions																$ 10,900,000		10,900,000
Flavored Bourbon, LLC [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Convertible note subscriptions																$ 5,430,000		$ 5,430,000
Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Stock price per share (in Dollars per share) | $ / shares																$ 1		$ 1
Related Party [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																$ 6,346		$ 406,774
Accrued interest																		$ 3,247,425
Warrant liability																$ 590,045
Warrants exercise price per share (in Dollars per share) | $ / shares																$ 6
Warrant purchase shares (in Shares) | shares	1,203,783															321,026		2,111,900
Outstanding amount																		$ 10,895,111
Related Party [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal																$ 6,311,250		6,311,250	$ 6,311,250
Cash proceeds																4,675,000		4,675,000
Related Party [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal														3,982,500		3,982,500
Cash proceeds														$ 2,950,000		2,950,000
Related Party [Member] | Convertible Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes																5,346,807		390,607
Aggregate net cash proceeds																2,233,000		800,000
Aggregate principal																$ 2,405,500		$ 800,000
Aggregate shares (in Shares) | shares																254,562		160,000
Related Party [Member] | Exchange of Whiskey Notes [Member]
Convertible Notes [Line Items]
Accrued interest	$ 2,233,000
Outstanding aggregate fair value	8,723,321
Principal amount including accrued interest	$ 3,247,425
Related Party [Member] | Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase shares (in Shares) | shares							48,073
Investor [Member]
Convertible Notes [Line Items]
Aggregate principal												$ 2,160,000
Cash proceeds							$ 399,667	$ 399,667
Flavored Bourbon, LLC [Member]
Convertible Notes [Line Items]
Due amount																$ 24,495,000		$ 24,495,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value of convertible notes			$ 36,283,890													19,338,967
Convertible notes																3,400,000
Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Number of shares exchanged (in Shares) | shares			507,394
Convertible Notes [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Number of shares exchanged (in Shares) | shares			3,312,148
Exchange of Whiskey Notes [Member]
Convertible Notes [Line Items]
Beneficially own outstanding shares	4.99%
Common Stock [Member]
Convertible Notes [Line Items]
Authorized capital shares (in Shares) | shares																		70,000,000
Shares authorized (in Shares) | shares			9,500,000															69,500,000						10,000,000
Aggregate fair value of convertible notes																$ 16,057,069		$ 31,665,014
Aggregate shares (in Shares) | shares																3,312,148		3,312,148
Price per share (in Dollars per share) | $ / shares																$ 13.16
Convertible note subscriptions																$ 3,819,542
Warrant liability																$ 331,722
Stock price per share (in Dollars per share) | $ / shares									$ 7.5							$ 5
Common stock shares issued (in Shares) | shares	2,399,090																	2,399,090
Common stock par value			$ 387
Common stock paid-in-capital			$ 36,283,504
Common stock shares issued (in Shares) | shares																		2,399,090
Common Stock [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Number of shares exchanged (in Shares) | shares			3,312,148
Common Stock [Member] | Whiskey Notes [Member]
Convertible Notes [Line Items]
Beneficially own outstanding shares	4.99%
Warrant [Member]
Convertible Notes [Line Items]
Warrant liability																		$ 1,512,692
IPO [Member]
Convertible Notes [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10															4
Share price (in Dollars per share) | $ / shares																5		$ 5
Stock price per share (in Dollars per share) | $ / shares	4						$ 5									4		5
Warrants exercise price per share (in Dollars per share) | $ / shares																6
IPO [Member] | Exchange of 2022 and 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Price per share (in Dollars per share) | $ / shares																4
IPO [Member] | Convertible Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Share price (in Dollars per share) | $ / shares				$ 10							$ 10						$ 10	10
IPO [Member] | Warrant [Member]
Convertible Notes [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares							$ 5									5
IPO [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Stock price per share (in Dollars per share) | $ / shares																4
Common stock shares issued (in Shares) | shares																					134,137
IPO [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Stock price per share (in Dollars per share) | $ / shares	$ 4															$ 4		$ 13.16
Common stock shares issued (in Shares) | shares																		134,137